LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details)					3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 16, 2020 USD ($)	Mar. 29, 2019 USD ($)	Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($) Vessel	Dec. 31, 2019 USD ($)	Apr. 29, 2021 USD ($)	Dec. 31, 2020 USD ($) Lender Building Vessel	Dec. 16, 2020 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender							2
Current portion of long-term debt					$ 23,537,000		$ 22,094,000
Number of new buildings | Building							2
At-the-market offering of common Stock							$ 60,000,000
Contractual Obligation [Abstract]
2021							24,765,000
2022							25,132,000
2023							25,516,000
2024							212,625,000
2025							9,535,000
More than 5 years							68,567,000
Total							$ 366,140,000
Maximum [Member]
Line of Credit Facility [Abstract]
At-the-market offering of common Stock	$ 60,000,000	$ 40,000,000
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel							20
Debt instrument term							5 years
Maximum borrowing capacity			$ 306,100,000
Loan amortizing, maturity period							20 years
Maturity date							Feb. 28, 2024
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels			50.00%
Deferred financing costs			$ 13,000,000.0		2,600,000		$ 2,400,000
Deferred finance costs, non-cash portion			6,100,000
Debt covenants, minimum liquidity			$ 30,000,000.0
Debt covenants percentage in loan-to-vessel ratio			70.00%
Drawn amount					291,800,000		253,900,000
Current portion of long-term debt					16,100,000		14,400,000
Amount of excess cash flow payment related to earnings					3,400,000
Repayment of debt							$ 67,900,000
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount						$ 249,700,000
Repayment of debt						$ 4,200,000
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity								$ 30,000,000.0
Maturity date							Feb. 28, 2024
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel				3
Deferred financing costs				$ 2,300,000
Drawn amount					119,900,000		$ 112,200,000
Percentage of purchase price expected to pay by lending provider				77.50%
Term of bareboat charter agreement							10 years
Obligation to purchase the vessels				$ 13,600,000
First flexibility period to purchase the vessels							60 months
Second flexibility period to purchase the vessels							84 months
Minimum value adjusted equity				$ 175,000,000.0
Minimum value adjusted equity ratio				25.00%
Minimum liquidity value				$ 20,000,000.0
Long term debt current					$ 7,400,000		$ 7,700,000
Number of new buildings | Building							2
Maximum percentage of financing secured							80.00%
Debt							$ 0
Contractual Obligation [Abstract]
2021							7,960,000
2022							8,327,000
2023							8,711,000
2024							9,138,000
2025							9,535,000
More than 5 years							68,567,000
Total							112,238,000
Financing of 2018-built Vessels [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate				4.86%
Financing of 2018-built Vessels [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate				5.06%
2019 Senior Secured Credit Facility including $30 mill Accordion Loan [Member]
Contractual Obligation [Abstract]
2021							16,805,000
2022							16,805,000
2023							16,805,000
2024							203,487,000
2025							0
More than 5 years							0
Total							$ 253,902,000